Structured Entities (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Interests in Unconsolidated Structured Entities and Maximum Exposure to Loss
The following tables represent the carrying amounts of the Group’s interests in unconsolidated structured entities recognized in its consolidated statements of financial position by line item and the maximum exposure to loss from its interests at March 31, 2025 and 2024.

	$		$		$		$		$
	At March 31, 2025
	Securitizations		Investment funds		Structured finance		Others		Total

	(In millions)
Interests in unconsolidated structured entities recognized in:
Trading assets		¥40,107		¥42,540		¥—		¥—		¥82,647
Financial assets at fair value through profit or loss		324		1,875,755		53,777		—		1,929,856
Investment securities		98,029		29,957		—		—		127,986
Loans and advances		5,072,479		—		11,348,699		838,609		17,259,787

Total		¥5,210,939		¥1,948,252		¥11,402,476		¥838,609		¥19,400,276

Maximum exposure to loss from interests in unconsolidated structured entities		¥7,185,520		¥1,950,118		¥13,329,381		¥1,073,814		¥23,538,833

	$		$		$		$		$
	At March 31, 2024
	Securitizations		Investment funds		Structured finance		Others		Total

	(In millions)
Interests in unconsolidated structured entities recognized in:
Trading assets		¥7,913		¥59,691		¥—		¥—		¥67,604
Financial assets at fair value through profit or loss		326		1,464,214		94,455		—		1,558,995
Investment securities		163,170		60,745		—		114		224,029
Loans and advances		4,547,626		—		10,976,579		716,167		16,240,372

Total		¥4,719,035		¥1,584,650		¥11,071,034		¥716,281		¥18,091,000

Maximum exposure to loss from interests in unconsolidated structured entities		¥6,585,138		¥1,585,805		¥12,806,451		¥873,946		¥21,851,340